Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Non-currentassets
Property, plant and equipment	$ 25,451	$ 27,184
Goodwill	136,752	140,940		$ 140,940
Intangible assets	45,392	45,874		45,874
Investments in subsidiaries	0
Investments in associates and joint ventures	6,319	5,263
Deferred tax assets	1,601	1,216
Derivatives	29	25
Other non-currentassets	1,411	1,664
Non-current assets	216,954	222,166
Current assets
Investment securities	4	1,304
Inventories	4,200	4,119
Derivatives	643	458
Trade and other receivables	6,541	6,566
Cash and cash equivalents	7,970	10,472
Assets classified as held for sale	41	133
Other current assets	1,044	908
Current assets	20,443	23,960
Total assets	237,397	246,126
Equity
Equity attributable to equity holders of AB InBev	68,510	72,585
Minority interest	7,054	7,635
Equity	75,564	80,220	$ 83,479	$ 81,425
Non-current liabilities
Interest-bearing loans and borrowings	110,949	108,949
Employee benefits	2,828	2,993
Deferred tax liabilities	13,263	13,107
Derivatives	931	937
Other non-currentliabilities	3,210	3,709
Non-current liabilities	131,180	129,695
Current liabilities
Interest-bearing loans and borrowings	5,974	7,433
Income tax payable	1,002	1,558
Derivatives	2,174	1,457
Trade and other payables	20,939	24,762
Other current liabilities	563	1,002
Current liabilities	30,653	36,211
Total equity and liabilities	237,397	246,126
Anheuser- Busch InBev SA/NV [member]
Non-currentassets
Property, plant and equipment	40	44
Goodwill	0
Intangible assets	539	584
Investments in subsidiaries	120,943	121,847
Investments in associates and joint ventures	0
Deferred tax assets	0
Derivatives	49
Other non-currentassets	49,316	53,565
Non-current assets	170,838	176,040
Current assets
Investment securities	0	1,301
Inventories	12	21
Derivatives	31
Trade and other receivables	5,235	16,585
Cash and cash equivalents	3	43
Assets classified as held for sale	0
Other current assets	0
Current assets	5,281	17,950
Total assets	176,119	193,989
Equity
Equity attributable to equity holders of AB InBev	68,510	72,585
Equity	68,510	72,585
Non-current liabilities
Interest-bearing loans and borrowings	100,380	102,398
Employee benefits	5	5
Deferred tax liabilities	0
Derivatives	0
Other non-currentliabilities	103	131
Non-current liabilities	100,489	102,534
Current liabilities
Interest-bearing loans and borrowings	2,289	16,718
Income tax payable	0
Derivatives	390
Trade and other payables	1,690	2,033
Other current liabilities	2,750	121
Current liabilities	7,120	18,872
Total equity and liabilities	176,119	193,989
Anheuser Busch InBev Worldwide Inc. [member]
Non-currentassets
Property, plant and equipment	0
Goodwill	0
Intangible assets	0
Investments in subsidiaries	79,453	77,388
Investments in associates and joint ventures	0
Deferred tax assets	0
Derivatives	0
Other non-currentassets	7,202	10,290
Non-current assets	86,655	87,677
Current assets
Investment securities	0
Inventories	0
Derivatives	0
Trade and other receivables	2,506	1,514
Cash and cash equivalents	588	242
Assets classified as held for sale	0
Other current assets	236
Current assets	3,330	1,756
Total assets	89,985	89,434
Equity
Equity attributable to equity holders of AB InBev	39,316	38,307
Equity	39,316	38,307
Non-current liabilities
Interest-bearing loans and borrowings	47,992	49,230
Employee benefits	0
Deferred tax liabilities	(256)	(337)
Derivatives	0
Other non-currentliabilities	0
Non-current liabilities	47,736	48,893
Current liabilities
Interest-bearing loans and borrowings	2,329	2,363
Income tax payable	0	(665)
Derivatives	0
Trade and other payables	603	535
Other current liabilities	0
Current liabilities	2,932	2,233
Total equity and liabilities	89,985	89,434
Anheuser Busch InBev Finance Inc. [member]
Non-currentassets
Property, plant and equipment	0
Goodwill	0
Intangible assets	0
Investments in subsidiaries	0
Investments in associates and joint ventures	0
Deferred tax assets	0
Derivatives	0
Other non-currentassets	49,844	55,432
Non-current assets	49,844	55,432
Current assets
Investment securities	0
Inventories	0
Derivatives	0
Trade and other receivables	1,586	1,947
Cash and cash equivalents	103	8
Assets classified as held for sale	0
Other current assets	0
Current assets	1,689	1,955
Total assets	51,533	57,387
Equity
Equity attributable to equity holders of AB InBev	597	586
Equity	597	586
Non-current liabilities
Interest-bearing loans and borrowings	49,877	55,464
Employee benefits	0
Deferred tax liabilities	9	9
Derivatives	0
Other non-currentliabilities	0
Non-current liabilities	49,886	55,473
Current liabilities
Interest-bearing loans and borrowings	249	479
Income tax payable	0	3
Derivatives	0
Trade and other payables	800	848
Other current liabilities	0
Current liabilities	1,049	1,330
Total equity and liabilities	51,533	57,387
Subsidiary Guarantors [member]
Non-currentassets
Property, plant and equipment	4,430	4,589
Goodwill	33,279	33,277
Intangible assets	22,413	22,105
Investments in subsidiaries	84,130	83,368
Investments in associates and joint ventures	45	28
Deferred tax assets	0
Derivatives	5	16
Other non-currentassets	15,596	25,293
Non-current assets	159,898	168,676
Current assets
Investment securities	0
Inventories	710	626
Derivatives	2,718	320
Trade and other receivables	5,472	25,237
Cash and cash equivalents	6,152	5,982
Assets classified as held for sale	0
Other current assets	(38)
Current assets	15,014	32,165
Total assets	174,912	200,841
Equity
Equity attributable to equity holders of AB InBev	133,686	131,657
Equity	133,686	131,656
Non-current liabilities
Interest-bearing loans and borrowings	18,364	29,005
Employee benefits	1,224	1,240
Deferred tax liabilities	6,521	6,528
Derivatives	742	920
Other non-currentliabilities	928
Non-current liabilities	27,778	38,716
Current liabilities
Interest-bearing loans and borrowings	1,050	19,336
Income tax payable	5	734
Derivatives	2,666	1,360
Trade and other payables	5,964	5,481
Other current liabilities	3,762	3,558
Current liabilities	13,448	30,469
Total equity and liabilities	174,912	200,841
Non-Guarantors [member]
Non-currentassets
Property, plant and equipment	20,981	22,551
Goodwill	103,473	107,663
Intangible assets	22,440	23,185
Investments in subsidiaries	164,975	99,398
Investments in associates and joint ventures	6,274	5,235
Deferred tax assets	1,601	1,216
Derivatives	24	9
Other non-currentassets	60,819	67,709
Non-current assets	380,587	326,966
Current assets
Investment securities	4	3
Inventories	3,478	3,472
Derivatives	747	138
Trade and other receivables	11,950	19,942
Cash and cash equivalents	7,670	9,768
Assets classified as held for sale	41	133
Other current assets	846	908
Current assets	24,736	34,364
Total assets	405,323	361,330
Equity
Equity attributable to equity holders of AB InBev	275,902	211,449
Minority interest	7,054	7,635
Equity	282,956	219,084
Non-current liabilities
Interest-bearing loans and borrowings	75,703	83,459
Employee benefits	1,599	1,748
Deferred tax liabilities	6,989	6,907
Derivatives	189	17
Other non-currentliabilities	2,179	2,573
Non-current liabilities	86,658	94,705
Current liabilities
Interest-bearing loans and borrowings	11,774	20,531
Income tax payable	997	1,486
Derivatives	1,971	97
Trade and other payables	20,371	22,530
Other current liabilities	597	2,894
Current liabilities	35,709	47,538
Total equity and liabilities	405,323	361,330
Eliminations [member]
Non-currentassets
Property, plant and equipment	0
Goodwill	0
Intangible assets	0
Investments in subsidiaries	(449,501)	(382,000)
Investments in associates and joint ventures	0
Deferred tax assets	0
Derivatives	0
Other non-currentassets	(181,366)	(210,623)
Non-current assets	(630,867)	(592,623)
Current assets
Investment securities	0
Inventories	0
Derivatives	(2,853)
Trade and other receivables	(20,208)	(58,660)
Cash and cash equivalents	(6,546)	(5,571)
Assets classified as held for sale	0
Other current assets	0
Current assets	(29,607)	(64,231)
Total assets	(660,474)	(656,855)
Equity
Equity attributable to equity holders of AB InBev	(449,501)	(382,000)
Equity	(449,501)	(382,000)
Non-current liabilities
Interest-bearing loans and borrowings	(181,366)	(210,607)
Employee benefits	0
Deferred tax liabilities	0
Derivatives	0
Other non-currentliabilities	0	(18)
Non-current liabilities	(181,366)	(210,625)
Current liabilities
Interest-bearing loans and borrowings	(11,717)	(51,994)
Income tax payable	0
Derivatives	(2,853)
Trade and other payables	(8,489)	(6,665)
Other current liabilities	(6,546)	(5,571)
Current liabilities	(29,606)	(64,230)
Total equity and liabilities	$ (660,474)	$ (656,855)